THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 13, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
    FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER, 14 2001.

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [ X ]; Amendment Number: 1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue
         New York, New York 10153


Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Joseph Quinones, Jr.
Title:   Chief Financial Officer
Phone:   (212) 832-5280

Signature, Place, and Date of Signing:

         /s/ Joseph Quinones, Jr.    New York, NY      11/14/2001
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       23

Form 13F Information Table Value Total:       $1,410,518
                                              [thousands]

CONFIDENTIAL TREATMENT REQUESTED: the information for which Ruane, Cunniff & Co., Inc. is requesting confidential treatment has been omitted and filed separately with the Commission.

List of Other Included Managers:              NONE

                                                         Ruane, Cunniff & Co., Inc.

                                                                 September 30, 2000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CVS Corp.                      COM              585745102    10929   235975 SH       SOLE                    29350            206625
Cintas Corp                    COM              172908105     8480   194672 SH       SOLE                    67775            126897
                                                             18523   425200 SH       DEFINED                425200
Classic Commun Inc - Cl A      COM              182728204     3335   658700 SH       SOLE                                     658700
Costco Companies Inc.          COM              22160q102    30537   874050 SH       SOLE                   249950            624100
Danaher Corp.                  COM              235851102     6181   124250 SH       SOLE                    10650            113600
                                                             13462   270600 SH       DEFINED                270600
Dover Corp.                    COM              260003108   125963  2683637 SH       SOLE                  1012875           1670762
                                                            101545  2163400 SH       DEFINED               2163400
Ethan Allen Interiors Inc      COM              297602104    94870  3350800 SH       SOLE                  1316375           2034425
                                                             66687  2355400 SH       DEFINED               2355400
Expeditors Int'l of Wash. Inc. COM              302130109   401244  8904174 SH       SOLE                  2353946           6550228
Harley Davidson                COM              412822108    48670  1016600 SH       SOLE                   360340            656260
                                                             40770   851600 SH       DEFINED                851600
Illinois Tool Works            COM              452308109    42954   768750 SH       SOLE                   307950            460800
                                                             45672   817400 SH       DEFINED                817400
Industrie Natuzzi Spa-SP ADR   COM              456478106     5449   454050 SH       SOLE                                     454050
International Speedway Corp Cl COM              460335201    31331   803359 SH       SOLE                   194900            608459
                                                             40630  1041800 SH       DEFINED               1041800
Key3media Group Inc            COM              49326r104     2079   190100 SH       SOLE                                     190100
Ross Stores Inc                COM              778296103    23032  1602200 SH       SOLE                   681400            920800
TJX Cos - New                  COM              872540109   124448  5531025 SH       SOLE                  2271050           3259975
                                                            123726  5498950 SH       DEFINED               5498950